                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1.       Name and address of issuer:

                  The Diversified Investors Funds Group I

--------------------------------------------------------------------------------
2. The name of each series or class securities for which this form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):     [X]

--------------------------------------------------------------------------------

3.       Investment Company Act File Number:       811-7674

         Securities Act File Number:       33-61810

--------------------------------------------------------------------------------

4(a).    Last day of fiscal year for which this Form is filed:

                          December 31, 2005

--------------------------------------------------------------------------------

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

----------------------------------------------------------------------------------------------------------------------
5.       Calculation of registration fee:

  (i)               Aggregate sale price of securities sold
                    during the fiscal year pursuant to section
                    24(f):                                                                       $4,205,420,500
                                                                                                 --------------


  (ii)              Aggregate price of securities redeemed or
                    repurchased during the fiscal year:             $      3,456,041,086
                                                                     -------------------

  (iii)             Aggregate price of securities redeemed or
                    repurchased during any prior fiscal year
                    ending no earlier than October 11, 1995 that
                    were not previously used to reduce              $                  0
                    registration fees payable to the Commission:      ------------------



  (iv)              Total available redemption credits [add                                      $3,456,041,086
                    items 5(ii) and 5(iii):                                                       -------------


  (v)               Net sales -- if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from item
                    5(i):                                                                        $  749,379,414
                                                                                                 --------------


  (vi)              Redemption credits available for use in         $     (     0      )
                    future years -- if Item 5(i) is less than         ------------------
                    5(iv) [subtract Item 5(iv) from Item 5(i)]:



  (vii)             Multiplier for determining registration fee                                 x       .000107
                    (See Instruction C.9):                                                       --------------


  (viii)            Registration fee due [multiply Item 5(v) by
                    Item 5(viii)] enter "0" if no fee is due:                               =$        80,183.60
                                                                                              =================





----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________________.

--------------------------------------------------------------------------------

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$      0
                                                                   ------------
--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$     80,183.60
                                                                  --------------
--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


         Method of Delivery:
                 [X]     Wire Transfer
                 [ ]     Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ ROBERT F. COLBY
                                  -----------------------------
                                  Senior Vice President

Date       March 28, 2006
    ---------------------------

*Please print the name and title of the signing officer below the signature.

24F Fees
Diversified Investors Funds Group
For the Period ended December 31, 2005

                                                   98708               98027            98049             98068          98087
                                                                       HIGH          INTERMEDIATE
                                                   MONEY              QUALITY         GOVERNMENT        CORE BOND
                                                   MARKET              BOND              BOND             FUND           BALANCED
                                                ---------------    -------------     -------------    -------------    ------------

Proceeds from issuance of shares.....             1,348,443,232      127,687,969        33,105,121      246,612,934      38,989,809
Proceeds from dividends reinvested...                 9,621,828        9,377,372         3,200,429       28,790,344       3,346,271
12/31/04 Cash Flow...................                (1,918,670)        (110,019)         (120,055)        (194,018)        (77,297)
                                                -----------------------------------------------------------------------------------
Aggregate securities sold............             1,356,146,390      136,955,322        36,185,495      275,209,260      42,258,783

Value of shares redeemed.............            (1,377,213,565)    (113,726,501)      (46,792,298)    (163,451,841)    (71,745,506)
12/31/04 Cash Flow...................                 1,680,464           94,811            98,217          200,126          171,207
                                                -----------------------------------------------------------------------------------
Net Change...........................            (1,375,533,101)    (113,631,690)      (46,694,081)    (163,251,715)    (71,574,299)
                                                -----------------------------------------------------------------------------------
Net Change...........................               (19,386,711)      23,323,632       (10,508,586)     111,957,545     (29,315,516)
                                                ===================================================================================
Calculation of Fee:
Total change.........................           $   383,574,354
                                                ---------------
Per SEC .000107......................           $     41,042.46
                                                ===============


Per Fund.............................           $     (2,074.38)   $    2,495.63      $  (1,124.42)   $   11,979.46    $  (3,136.76)

                                                     98718             98149            98725            98772            98627

                                                    VALUE &          GROWTH &           EQUITY          SPECIAL        AGGRESSIVE
                                                     INCOME           INCOME            GROWTH           EQUITY          EQUITY
                                                  -------------    -------------     -------------    -------------    ------------

Proceeds from issuance of shares.....               262,141,192      109,963,798       190,363,262      129,846,333      50,702,687
Proceeds from dividends reinvested...               104,559,384        2,509,138           327,017       70,567,829              --
12/31/04 Cash Flow...................                (1,531,939)        (184,169)       (1,121,100)        (231,558)       (142,076)
                                                  ---------------------------------------------------------------------------------
Aggregate securities sold............               365,168,637      112,288,767       189,569,179      200,182,604      50,560,611

Value of shares redeemed.............              (280,694,693)    (169,235,390)     (266,610,859)    (158,679,856)    (91,570,570)
12/31/04 Cash Flow...................                   377,709        1,932,362           543,922          262,417         111,689
                                                  ---------------------------------------------------------------------------------
Net Change...........................              (280,316,984)    (167,303,028)     (266,066,937)    (158,417,439)    (91,458,881)
                                                  ---------------------------------------------------------------------------------
Net Change...........................                84,851,653      (55,014,261)      (76,497,758)      41,765,165     (40,898,270)
                                                  =================================================================================
Calculation of Fee:
Total change.........................

Per SEC .000107......................

Per Fund.............................             $    9,079.13    $   (5,886.53)    $   (8,185.26)   $    4,468.87    $  (4,376.11)


                                                       98788           98768             98288             98306             98296

                                                    HIGH YIELD     INTERNATIONAL         STOCK            MID-CAP           MID-CAP
                                                       BOND           EQUITY             INDEX             GROWTH            VALUE
                                                   ------------    -------------     -------------     ------------    ------------

Proceeds from issuance of shares.....                63,959,594      160,862,312       217,274,125       41,338,017     161,099,776
Proceeds from dividends reinvested...                12,550,574       45,199,621         7,424,219        6,605,965      35,317,985
12/31/04 Cash Flow...................                  (101,311)        (244,285)         (121,497)         (31,191)       (126,655)
                                                   --------------------------------------------------------------------------------
Aggregate securities sold............                76,408,857      205,817,648       224,576,847       47,912,791     196,291,106

Value of shares redeemed.............               (37,944,132)    (165,448,601)     (161,813,401)     (35,632,573)    (58,356,414)
12/31/04 Cash Flow...................                   174,657           54,591                --           13,306          89,993
                                                   --------------------------------------------------------------------------------
Net Change...........................               (37,889,541)    (165,273,944)     (161,813,401)     (35,619,267)    (58,266,421)
                                                   --------------------------------------------------------------------------------
Net Change...........................                38,519,316       40,543,704        62,763,446       12,293,524     138,024,685
                                                   ================================================================================
Calculation of Fee:
Total change.........................

Per SEC .000107......................

Per Fund.............................              $   4,121.57    $    4,338.18     $    6,715.69     $   1,315.41    $  14,768.64


                                                   98036             98056              98323             98313

                                                 SMALL-CAP         SMALL-CAP        TOTAL RETURN          VALUE
                                                   VALUE             GROWTH             BOND               FUND        TOTAL
                                               --------------     -----------      ------------      -----------   --------------

Proceeds from issuance of shares.....              39,243,828       15,766,732        22,588,457       17,753,541     3,277,742,719
Proceeds from dividends reinvested...               4,062,310        3,152,504           173,221           37,744       346,823,755
12/31/04 Cash Flow...................                 (34,973)         (18,437)               --               --       (6,309,250)
                                             --------------------------------------------------------------------------------------
Aggregate securities sold............              43,271,165       18,900,799        22,761,678       17,791,285     3,618,257,224
Value of shares redeemed.............             (20,372,370)     (18,883,031)       (1,281,055)      (1,035,685)   (3,240,488,341)

12/31/04 Cash Flow...................                      --               --               --                --         5,805,471
                                             --------------------------------------------------------------------------------------
Net Change...........................             (20,372,370)     (18,883,031)       (1,281,055)      (1,035,685)   (3,234,682,870)
                                             --------------------------------------------------------------------------------------
Net Change...........................              22,898,795           17,768        21,480,623       16,755,600       383,574,354
                                             ======================================================================================

Calculation of Fee:
Total change.........................

Per SEC .000107......................

Per Fund.............................            $   2,450.17     $       1.90       $  2,298.43      $  1,792.85   $     41,042.46

24F2 Fees
Diversified Institutional Strategic Allocation Funds
For the Period ended December 31, 2005



                                        98994            98993          98992            98991            98990
                                        SHORT          SHORT/INT     INTERMEDIATE       INTERMEDIATE/      LONG
Institutional SAFS                     HORIZON          HORIZON        HORIZON          LONG HORIZON      HORIZON         TOTAL
                                    -------------      ----------    ------------      -------------   -----------   -------------

Proceeds from  issuance of shares.     41,118,539      33,762,589     165,058,910      200,581,125      97,447,467     537,968,630
Proceeds from dividends reinvested      1,839,160       1,593,510      13,763,645       10,008,165       6,103,613      33,308,093
12/31/04 Cash Flow ...............        (54,225)        (46,250)       (160,127)        (401,194)       (227,648)       (889,444)
                                    ----------------------------------------------------------------------------------------------
Aggregate securities sold ........     42,903,474      35,309,849     178,662,428      210,188,096     103,323,432     570,387,279

Value of shares redeemed ........     (12,322,503)     (7,889,130)    (59,983,721)     (33,335,018)    (25,174,302)   (138,704,674)
12/31/04 Cash Flow ...............          2,699          24,338         337,448           38,463          50,120         453,068
                                    ----------------------------------------------------------------------------------------------
Net Change .......................    (12,319,804)     (7,864,792)    (59,646,273)     (33,296,555)    (25,124,182)   (138,251,606)

                                    ----------------------------------------------------------------------------------------------
Net Change .......................     30,583,670      27,445,057     119,016,155      176,891,541      78,199,250     432,135,673
                                    ==============================================================================================
                                                                                                                       432,135,673

Calculation of Fee:
Total change .....................  $ 432,135,673
                                    -------------
Calculation @ .000107 per SEC ....  $   46,238.52
                                    =============



Per Fund .........................       3,272.45        2,936.62       12,734.73        18,927.39        8,367.32       46,238.52

24F Fees
Stephens Institutional

For the Period ended December 31, 2005


                                       98702           98752            98982         98724          98922          98962
                                                                        HIGH
                                       MONEY        INTERMEDIATE        YIELD         VALUE &        EQUITY        SPECIAL
                                       MARKET           BOND            BOND          INCOME         GROWTH        EQUITY
                                    -------------  --------------  ------------  -------------   ------------  ------------
Proceeds from issuance of shares..       599,839      4,189,810        567,700        409,823        250,407      1,429,071
Proceeds from dividends reinvested        54,485        887,584        530,675      3,078,495         41,834      3,604,569
12/31/04 Cash Flow ...............            --             --             --             --             --             --
                                    ---------------------------------------------------------------------------------------
Aggregate securities sold ........       654,324      5,077,394      1,098,375      3,488,318        292,241      5,033,640
                                    ---------------------------------------------------------------------------------------


Value of shares redeemed .........    (2,216,424)   (26,884,246)    (6,424,053)   (17,958,468)    (9,876,826)   (13,756,643)
12/31/04 Cash Flow ...............         1,600        883,345             --             --             --             --
                                    ---------------------------------------------------------------------------------------
Net Change .......................    (2,214,824)   (26,000,901)    (6,424,053)   (17,958,468)    (9,876,826)   (13,756,643)

                                    ---------------------------------------------------------------------------------------
Net Change .......................    (1,560,500)   (20,923,507)    (5,325,678)   (14,470,150)    (9,584,585)    (8,723,003)
                                    =======================================================================================


Calculation of Fee:
Total change .....................  $(66,330,613)
                                    -------------
Per SEC .000107 ..................  $  (7,097.38)
                                    =============


Per Fund .........................  $    (166.97)  $  (2,238.82)   $   (569.85)  $  (1,548.31)   $ (1,025.55)  $    (933.36)



                                         98762

                                     INTERNATIONAL
                                        EQUITY         TOTAL
                                    -------------- -------------
Proceeds from issuance of shares..       580,861      8,027,511
Proceeds from dividends reinvested       550,844      8,748,486
12/31/04 Cash Flow ...............            --             --
                                    ----------------------------
Aggregate securities sold ........     1,131,705     16,775,997
                                    ----------------------------


Value of shares redeemed .........    (6,874,895)   (83,991,555)
12/31/04 Cash Flow ...............            --        884,945
                                    ----------------------------
Net Change .......................    (6,874,895)   (83,106,610)

                                    ----------------------------
Net Change .......................    (5,743,190)   (66,330,613)
                                    ============================
                                                    (66,330,613)

Calculation of Fee:...............
Total change......................
Per SEC .000107...................



Per Fund .........................  $    (614.52)  $  (7,097.38)